GREENSPRING FUND,
                                  INCORPORATED





                              THIRD QUARTER REPORT

                               SEPTEMBER 30, 1996





                    This report is authorized for distribution only to shareholders who have received a copy of the official Prospectus of the Greenspring Fund, Incorporated.


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                                   October 1996



               Dear Shareholders:


                    It is often said that the stock market is an arena in which emotions can be measured by a pendulum that swings between fear and greed. The third quarter of 1996 was a period that illustrated this idea particularly well. During the first several weeks of the quarter, in early-to-mid July, investors were emotionally bailing out of stocks. The pendulum was clearly on the fear side. At its low on July 24, the NASDAQ Composite Index had declined 12% and certain sectors of the market, such as the technology group, had suffered huge double-digit losses. During the ensuing weeks, market sentiment improved and the stock market stabilized, setting the stage for a strong rally during the last several weeks of September. As the pendulum swung toward the greed side, investors began racing back to the stock market, fearing that they might miss out on strong gains. By September 30, the NASDAQ Composite had recovered from its losses and managed to post a small gain for the quarter.


                    The Greenspring Fund's approach to investing attempts to
               eliminate such pendulum-like swings in emotion, and the resulting volatility in performance. As we have stated repeatedly in the past, the Fund's investment objective is to provide shareholders with steady, consistent performance throughout most market environments. We seek to avoid the volatility of the financial markets. To do this, we need to stay cool during turbulent times and remain analytical during emotionally-charged periods in the stock market. We have designed our investment philosophy so that, if properly implemented, we and our shareholders can "sleep well at night," while others are tossing and turning with uncertainty.


                    The third quarter of 1996 was a good example of how the
               Greenspring Fund's investment philosophy results in volatility that is significantly less than most mutual funds. July 24 marked the low point of the quarter for most investors.
               However, whereas the NASDAQ Composite had declined 12% as of that date, the Greenspring Fund had suffered a loss of only 2.3%. The Fund participated in the ensuing rally and finished the quarter with a solid total return gain of 4.8%. By preserving its capital well during the decline and then opportunistically increasing exposure to stocks after prices had declined significantly, the Greenspring Fund was able to achieve a solid, total return performance, which bettered the returns of 2.7% and 2.9% for "Balanced" and "Growth and Income" funds, respectively, as measured by Lipper Analytical Services.


                    To achieve the Greenspring Fund's investment objective of
               steady, consistent performance, we focus our research efforts on the individual merits of prospective investments, not on guessing the short-term direction of the general stock market. As much as possible, we attempt to buy securities that are absolute values, not just relative values. This means that the securities are good buys based on their own merits, as opposed to being just cheap relative to the market. Most importantly, we search for securities where success is not dependent upon a favorable stock market. Ideally, these investments will be capable of providing a positive total return, even in a declining stock market environment.


                    We are not proponents of traditional market-timing
               techniques, whereby one attempts to predict the direction of the financial markets and then construct an asset allocation model accordingly. This kind of approach can be quite risky because, if one's crystal ball does not work properly, the portfolio may then experience increased volatility or suffer significant opportunity costs. Certain market-timers may have a hot hand from time to time, but over the long run they have not been able to achieve superior results. The recent Forbes
               400 list of the country's wealthiest individuals includes the names of several fundamental, bottom-up investors, but no market-timers.


                    The Greenspring Fund's approach of putting blinders on when it comes to forecasting general market moves, and not trying to predict what we feel is the unpredictable, can actually be viewed as a backdoor way of market timing. By avoiding the emotional pressures at market extremes, fundamental value investors should be buying more securities when the market is low and values are more abundant (such as in the early weeks of July). Conversely, value investors should not get swept into the frenzy of a frothy market that has risen sharply and should be buying fewer securities when stock prices have already risen and values have eroded.

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                    Historically, our investment approach has allowed the
               Greenspring Fund to produce strong absolute returns while subjecting the Fund's portfolio to significantly less risk than the market, and the most recent quarter was no exception. Our fundamental approach to investing applies to both equities and fixed-income investments. It is a total-return approach designed to limit volatility, yet provide attractive long-term returns. The Greenspring Fund's performance so far this year is good testament to the success of such a strategy, and we are confident that our philosophy will serve shareholders well during the balance of 1996 and for years to come.


                                   Respectfully,



                                   Charles vK. Carlson
                                   President

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                         GREENSPRING FUND, INCORPORATED
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 1996


               COMMON STOCKS (59.74%)

                  Shares                                      Value

                          Banking (12.32%)

                     500 *Avondale Financial Corp.        $      7,187
                     600 *Bank Plus Corp.                        6,375
                  31,000  BostonFed Bancorp, Inc.              410,750
                  49,400  Charter Financial, Inc.              617,500
                  20,800  Chase Manhatten Corp.              1,666,600
                  15,000 *Coast Savings Financial, Inc.        480,000
                  25,000  Columbia Bancorp, Inc.               475,000
                  44,864  Crestar Financial Corp.            2,646,976
                  50,000 *Dime Bancorp, Inc.                   668,750
                  34,000  GA Financial, Inc.                   446,250
                  30,000 *Imperial Thrift & Loan               408,750
                  10,000  Mercantile Bankshares Corp.          296,250
                  33,000 *PFF Bancorp, Inc.                    408,375
                  37,300  Patriot Bank Corp.                   540,850
                  16,000 *SIS Bancorp, Inc.                    360,000
                  28,600  Statewide Financial Corp.            375,375
                                                             9,814,988

                          Consumer Prod./Services (7.34%)

                  52,400 *American Safety Razor                622,250
                  36,600  First Brands Corporation             956,175
                  13,800  Genesee Corporation Class B          579,600
                  50,000 *Host Marriott Services               406,250
                 180,880 *Seven-Up/RC Bottling Company
                          of Southern California             1,763,580
                  79,000 *The Scotts Company                 1,520,750
                                                             5,848,605

                          Defense (1.25%)

                  11,000  Lockheed Martin Corp.                991,375
                                                               991,375

                          GREENSPRING FUND, INCORPORATED
                             PORTFOLIO OF INVESTMENTS
                                SEPTEMBER 30, 1996


               COMMON STOCKS (CON'T)

                 Shares                                           Value

                         Environmental Services (2.69%)

                121,000 *Alliance Global Environmental Fund   $  1,589,437
                 42,881 *ATC Environmental, Inc.                   552,093
                                                                 2,141,530

                         Industrial Services (.49%)

                 92,500  General Physics Corp.                     393,125
                                                                   393,125

                         Healthcare Products/Services (.46%)

                 62,500 *Mediq, Inc.                               367,187
                                                                   367,187

                         Insurance (6.10%)

                 75,000  PartnerRe Holdings, Ltd.                2,137,500
                 51,208  Reliastar Financial Corp.               2,432,380
                  4,100 *Transport Holdings, Inc.                  284,950
                                                                 4,854,830

                         Manufacturing (13.13%)

                 11,300  Charter Power Systems                     290,975
                383,100 *Griffon Corporation                     3,783,113
                421,000  UNR Industries, Inc.                    2,789,125
                110,000 *U.S. Industries, Inc.                   2,887,500
                  7,550  Woodward Governor Company                 709,700
                                                                10,460,413

                          Media (.87%)

                 41,000 *US West Media Group                       691,875
                                                                   691,875

                         GREENSPRING FUND, INCORPORATED
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 1996


               COMMON STOCKS (CON'T)

                 Shares                                            Value

                          Natural Resources (3.17%)

                 242,600 *Castle Energy Corp.                 $  2,092,425
                   8,300 *Norex Industries, Inc.                   222,025
                   4,865  Penn Virginia Corp.                      175,140
                   3,900  U.S. Lime & Minerals                      35,588
                                                                 2,525,178

                          Real Estate (9.84%)

                 295,000  Mark Centers Trust                     3,208,125
                  60,000  Prime Retail, Inc.                       720,000
                 277,045  The Town and Country Trust             3,913,261
                                                                 7,841,386

                          Companies in Liquidation (2.08%)

                   4,700 *Aerospace Creditors Liquidating Trust     17,919
                 225,400 *EQK Realty Investors 1                   309,925
                 532,260 *Hi Shear Industries, Inc.              1,330,650
                                                                 1,658,494

                          Total Common Stocks
                              (Cost $37,785,602)                47,588,986


               PREFERRED STOCKS (5.03%)


                          Convertible Preferred Stock (1.39%)

                  54,500  Prime Retail, Inc.                     1,110,438

                          Total Convertible Preferred Stock      1,110,438

                          GREENSPRING FUND, INCORPORATED
                             PORTFOLIO OF INVESTMENTS
                                SEPTEMBER 30, 1996


               PREFERRED STOCKS (CON'T)

                 Shares/
                Principal
                 Amount                                             Value

                          Non-Convertible Pfd. Stocks (3.64%)

                  14,500  Illinois Power Company,
                          Adj. Rate Pfd., Series A             $    628,937
                  94,500 *River Bank America 15%, Series A        2,268,000

                          Total Non-Convertible Pfd. Stocks       2,896,937

                          Total Preferred Stocks
                              (Cost $3,551,344)                   4,007,375


               BONDS (21.42%)

                          Convertible Bonds (6.66%)

             $ 1,500,000  Alexander Haagen Properties, Inc.,
                          7.50%, 1/15/01                          1,358,750
                 100,000  Audiovox Corp., 6.25%, 3/15/01             73,250
               2,000,000  Bell Sports Corp., 4.25%, 11/15/00      1,520,834
               1,176,000  Kelley Oil & Gas Partners, Ltd.,
                          8.50%, 4/1/00                           1,117,200
                 685,000  Kelley Oil & Gas Partners, Ltd.,
                          7.875%, 12/15/99                          628,488
                 500,000  Liberty Properties Limited Partnership,
                          8.00%, 7/1/01                             540,000
                  69,000  Mediq, Inc., 7.25%, 6/1/06                 65,722

                          Total Convertible Bonds                 5,304,244

                          GREENSPRING FUND, INCORPORATED
                             PORTFOLIO OF INVESTMENTS
                                SEPTEMBER 30, 1996


             BONDS (CON'T)

                 Principal
                  Amount                                             Value

                            Non-Convertible Bonds (12.04%)

               $ 1,500,000  B.F. Saul Real Estate
                            Investment Trust, 11.625%, 4/1/02   $  1,587,188
                   513,000  Kelley Oil & Gas, 13.50%, 6/15/99        582,255
                   400,000  Ocwen Financial, 11.875%, 10/1/03        418,750
                 1,904,000  Tyco Toys, Inc., 10.125%, 8/15/02      1,923,040
                 1,840,000  UNC Inc., 9.125%, 7/15/03              1,803,200
                 1,000,000  U.S. Treasury, 7.125%, 9/30/99         1,022,813
                 2,241,000  Zapata Corp., 10.25%, 3/15/97          2,258,509

                            Total Non-Convertible Bonds            9,595,755

                            Bonds in Reorganization (2.72%)

                 3,500,000  Lomas Mortgage, 10.25%, 10/1/02        2,163,437

                            Total Bonds in Reorganization          2,163,437

                            Total Bonds (Cost $15,747,706)        17,063,436


               SHORT-TERM INVESTMENTS (13.44%)

                            Commercial Paper (10.04%)

                 2,000,000  American Express Credit Corp,
                            5.37%, 10/7/96                         2,000,000
                 2,000,000  Chevron Oil Finance Corp.,
                            5.33%, 10/15/96                        2,000,000
                 2,000,000  Ford Motor Credit Corp.,
                            5.42%, 10/24/96                        2,000,000
                 2,000,000  General Electric Corp.,
                            5.36%, 10/21/96                        2,000,000

                            Total Commercial Paper                 8,000,000

                            GREENSPRING FUND, INCORPORATED
                               PORTFOLIO OF INVESTMENTS
                                  SEPTEMBER 30, 1996


               SHORT-TERM INVESTMENTS (CON'T)

                                                                       Value

                            Other Short-Term Investments (3.40%)

                            Rodney Square Money Market              $  2,702,877

                            Total Other Short-Term Investments         2,702,877

                            Total Short-Term Investments
                                 (Cost $10,702,877)                   10,702,877

                            Total Investments in Securities (99.63%)
                                 (Cost $67,787,529)                   79,362,674

                            Other Assets Less Liabilities (.37%)         291,585

                            Total Net Assets (100%)                 $ 79,654,259



               *Non-income producing securities

               Securities listed on a national securities exchange or the NASDAQ National Market are valued at the last reported sales price on the exchange of major listing as of the close of the regular session of the New York Stock Exchange (currently 4:00 P.M. Eastern Standard Time). Securities which are traded principally in the over-the-counter market, listed securities for which no sale was reported on the day of valuation, listed securities for which the last reported sale price is not in the context of the highest closing bid price and the lowest closing offering price and listed securities whose primary market is believed by the Advisor to be over-the-counter are valued at the mean of the closing bid and ask prices obtained from sources that the Advisor deems appropriate. Short-term investments are valued at amortized cost which approximates fair market value. The value of securities that mature or have an announced call within 60 days will be amortized on a straightline basis from the market value one day preceding the beginning of the amortization period.

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                              Greenspring Fund, Incorporated
                              2330 West Joppa Road, Suite 110
                                  Lutherville, MD 21093
                                      (410) 823-5353
                                      (800) 366-3863

                                         DIRECTORS
                               Charles vK. Carlson, Chairman
                                   William E. Carlson
                                       David T. Fu
                                   Michael J. Fusting
                                   Michael T. Godack
                                   Richard Hynson, Jr.

                                         OFFICERS
                                   Charles vK. Carlson
                          President and Chief Executive Office

                                    Michael T. Godack
                            Sr. Vice President and Secretary

                                    Michael J. Fusting
                          Vice President, Treasurer, and Chief
                                     Financial Officer

                                    INVESTMENT ADVISOR
                           Key Equity Management Corporation
                            2330 West Joppa Road, Suite 108
                               Lutherville, MD 21093-7207

                                     TRANSFER AGENT
                           Rodney Square Management Corporation
                          1105 North Market Street, Third Floor
                                  Wilmington, DE 19890
                                     (800) 576-7498

                                       CUSTODIAN
                              Wilmington Trust Company
                              1100 North Market Street
                                Wilmington, DE 19890

                               INDEPENDENT ACCOUNTANTS
                               Coopers & Lybrand L.L.P.
                               217 East Redwood Street
                               Baltimore, MD 21202-3316

                                    LEGAL COUNSEL
                         DeMartino Finkelstein Rosen & Virga
                                 1818 N Street, N.W.
                              Washington, DC 20036-2492